Share-Based Compensation - Schedule of Activities for Stock Options (Parenthetical) (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
SHARE-BASED COMPENSATION
Granted (in shares)	23,570,000	9,219,000	13,736,000
Non-employee directors
SHARE-BASED COMPENSATION
Granted (in shares)	0	0	0